UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Par-Four Investment Management, LLC

Address:  50 Tice Boulevard
          Woodcliff Lake, New Jersey 07677

13F File Number: 028-12818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ed Labrenz
Title:   Chief Financial Officer
Phone:   (201) 573-7512


Signature, Place and Date of Signing:

/s/  Ed Labrenz                 Woodcliff Lake, NJ               May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $17,240
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number     Name

1            028-05431                Sunrise Partners Limited Partnership

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6      COL 7         COLUMN 8

                            TITLE OF                     VALUE      SHRS OR  SH/ PUT/    INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP                 PRN AMT  PRN CALL    DISCRETION     MGRS   SOLE    SHARED   NONE
HAWAIIAN TELCOM HOLDCO INC  COM               420031106     918       53,254 SH             SOLE        None  53,254
SPDR S&P 500 ETF TR         TR UNIT           78462F103  14,081      100,000     PUT        SHARED       1             100,000
YRC WORLDWIDE INC           NOTE 10.000% 3/3  984249AC6     990    1,354,458 PRN            SHARED       1           1,354,458
YRC WORLDWIDE INC           NOTE 10.000% 3/3  984249AC6     115      156,743 PRN            SOLE        None  156,743
YRC WORLDWIDE INC           NOTE 10.000% 3/3  984249AB8   1,018    3,027,516 PRN            SHARED       1           3,027,516
YRC WORLDWIDE INC           NOTE 10.000% 3/3  984249AB8     118      351,445 PRN            SOLE        None  351,445






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